Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
➣
    PAY VERSUS PERFORMANCE DISCLOSURE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compenstion Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compenstion Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in 000s)	FFO per Diluted Share (4)
2022	$8,916,031	$6,570,796	$2,177,775	$1,669,484	$89.10	$104.09	$395,661	$6.32
2021	$7,520,917	$15,446,709	$2,955,860	$3,999,185	$115.21	$119.96	$269,081	$5.57
2020	$7,481,796	$1,832,214	$1,753,182	$859,320	$69.44	$73.36	$135,888	$4.38

(1)
Mr. Wood was our principal executive officer for all years shown. Following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in SCT	$(6,474,391)	$(5,213,719)	$(5,830,493)
Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$5,171,732	$7,421,261	$3,899,517
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,546,034)	$4,544,000	$(3,866,637)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$66,969	$765,243	$(223,600)
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$436,488	$409,008	$371,631

Total Adjustments	$(2,345,236)	$7,925,792	$(5,649,582

(2)
For 2020, our other NEOs included Mr. Guglielmone and Ms. Becker. For 2021 and 2022, our other NEOs included Mr. Berkes, Mr. Guglielmone and Ms. Becker. Following are the adjustments made during each year to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in SCT	$(941,423)	$(1,903,744)	$(863,272)
Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$752,007	$1,669,647	$577,369
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(433,020)	$1,024,717	$(616,362)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$5,263	$149,658	$(51,710)
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$108,881	$103,048	$60,114

Total Adjustments	$(508,292)	$1,043,325	$(893,862)

(3)	Peer group is the Bloomberg REIT Shopping Center Index (“BBRESHOP Index”).
(4)
The Company has identified FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our absolute level of FFO per diluted share achieved for the year and one-third
of our long-term incentive plan pays out based on a metric tied to FFO per diluted share. FFO per diluted share is a non-GAAP
financial measure of
a
real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of FFO per diluted share to net income is included as
Appendix
 A.

Company Selected Measure Name	FFO per diluted share
Named Executive Officers, Footnote [Text Block]	Mr. Wood was our principal executive officer for all years shown.For 2020, our other NEOs included Mr. Guglielmone and Ms. Becker. For 2021 and 2022, our other NEOs included Mr. Berkes, Mr. Guglielmone and Ms. Becker.
Peer Group Issuers, Footnote [Text Block]	Peer group is the Bloomberg REIT Shopping Center Index (“BBRESHOP Index”).
PEO Total Compensation Amount	$ 8,916,031	$ 7,520,917	$ 7,481,796
PEO Actually Paid Compensation Amount	$ 6,570,796	15,446,709	1,832,214
Adjustment To PEO Compensation, Footnote [Text Block]	Following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in SCT	$(6,474,391)	$(5,213,719)	$(5,830,493)
Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$5,171,732	$7,421,261	$3,899,517
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,546,034)	$4,544,000	$(3,866,637)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$66,969	$765,243	$(223,600)
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$436,488	$409,008	$371,631

Total Adjustments	$(2,345,236)	$7,925,792	$(5,649,582

Non-PEO NEO Average Total Compensation Amount	$ 2,177,775	2,955,860	1,753,182
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,669,484	3,999,185	859,320
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Following are the adjustments made during each year to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2022	2021	2020
Amounts reported under “Stock Awards” in SCT	$(941,423)	$(1,903,744)	$(863,272)
Change Fair Value of Awards Granted in Year and Unvested as of Year-End	$752,007	$1,669,647	$577,369
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(433,020)	$1,024,717	$(616,362)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$5,263	$149,658	$(51,710)
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$108,881	$103,048	$60,114

Total Adjustments	$(508,292)	$1,043,325	$(893,862)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs to the total shareholder return for the Company and for the BBRESHOP Index.

*	Compensation actually paid is shown in thousands.

Compensation Actually Paid vs. Net Income [Text Block]
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO per diluted share.

*	Net income is shown in ten thousands.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO per diluted share.

*	Net income is shown in ten thousands.

Tabular List [Table Text Block]
Other Important Financial Performance Measures for Executive Compensation
Following is a list of the most important financial and
non-financial
measures used to link executive compensation and company performance.

• Return on invested capital
• Relative TSR compared to BBRESHOP
• Relative FFO multiple premium
• Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Please see the Compensation Discussion and Analysis on pages 19 to 29 for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 89.1	115.21	69.44
Peer Group Total Shareholder Return Amount	104.09	119.96	73.36
Net Income (Loss)	$ 395,661,000	$ 269,081,000	$ 135,888,000
Company Selected Measure Amount	6.32	5.57	4.38
PEO Name	Mr. Wood
Value of Initial Fixed Investment	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR compared to BBRESHOP
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative FFO multiple premium
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	FFO per diluted share
Non-GAAP Measure Description [Text Block]	FFO per diluted share is a
non-GAAP
financial measure of
a
real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of FFO per diluted share to net income is included as
Appendix
	A.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,345,236)	$ 7,925,792	$ (5,649,582)
PEO [Member] | Amounts reported under Stock Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,474,391)	(5,213,719)	(5,830,493)
PEO [Member] | Change Fair Value of Awards Granted in Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,171,732	7,421,261	3,899,517
PEO [Member] | Change in Fair Value from Prior YearEnd to Current YearEnd of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,546,034)	4,544,000	(3,866,637)
PEO [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,969	765,243	(223,600)
PEO [Member] | Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	436,488	409,008	371,631
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(508,292)	1,043,325	(893,862)
Non-PEO NEO [Member] | Amounts reported under Stock Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(941,423)	(1,903,744)	(863,272)
Non-PEO NEO [Member] | Change Fair Value of Awards Granted in Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	752,007	1,669,647	577,369
Non-PEO NEO [Member] | Change in Fair Value from Prior YearEnd to Current YearEnd of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(433,020)	1,024,717	(616,362)
Non-PEO NEO [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,263	149,658	(51,710)
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 108,881	$ 103,048	$ 60,114